Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2019
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	473,054	(346,794)	126,260
Transportation equipment	491,025	(83,725)	407,300
Leasehold improvements	51,658	(14,559)	37,099
Mineral property	350,000	-	350,000
	$13,043,271	$(445,078)	$12,598,193

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273

Machinery and equipment consists of infrastructure and milling equipment intended for use on the Brisas Project. We continually evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate impairment has occurred. We review comparable market data for evidence that fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the six months ended June 30, 2019 and 2018.